Discontinued Operations	12 Months Ended
Mar. 31, 2017
Predecessor
Discontinued Operations

9. DISCONTINUED OPERATIONS

Sale of Instilend Technologies, Inc.

On May 2, 2013, the Company, its wholly-owned subsidiary, Instilend Technologies Inc. ("Instilend") and Fortified Management Group, LLC ("Fortified") entered into an Asset Purchase Agreement (the "APA"), pursuant to which Instilend sold all of its assets, including its proprietary Matador, Locate Stock and LendEQS platforms, to Fortified in consideration of $3,000,000 (the "Purchase Price") consisting of 250,000 shares of common stock of the Company which were returned to the Company for cancellation in March of 2013, $2,500 per month commencing on the 90th day after the Closing Date which will be increased to $5,000 per month as of the 270th day following the Closing Date, a Secured Promissory Note in the principal amount of $1,250,000 (the "APA Note"), the assumption by Fortified from the Company of 5% Convertible Promissory Notes (the "Seller Notes") originally issued by the Company to Todd Tabacco, Derek Tabacco and Richard L'Insalata in the aggregate amount of $500,000 and additional monthly royalties of 5% after the payment of the $1,250,000 Secured Promissory Note up to $4,000,000 as set forth in Schedule 3 of the APA.

In addition, $150,000 of the Purchase Price (the "Escrow Funds") was used towards the payment by the Company of certain tax liabilities owed by Instilend. The Escrow Funds will be held in escrow until the Company has entered into settlement agreements with the relevant tax authorities, at which time the Company may authorize the Escrow Funds to be released for payment to the relevant tax authorities.

In the event of a failure by the Company to make any payments in accordance with the terms of any such settlement agreements, the Company will issue shares of its common stock to Fortified equal to three times the unpaid amount of the remaining unpaid tax liabilities.

As a result of the sale of the operating assets relating to the stock loan business, management of the Company, as of the Closing Date, elected to impair the remaining assets in the business including the goodwill, customer list and covenants to not compete. The impaired assets were initially recorded as a result of the acquisition of Instilend.

The assets and liabilities of the discontinued operations as of March 31, 2017 and 2016 were as follows:

	2017	2016
Total current assets of discontinued operations	$-	$-

Accounts payable	$120,266	$120,266
Total current liabilities of discontinued operations	$120,266	$120,266

Accounts payable are primarily comprised of vendors payable.